Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balances at beginning of the year	₱ 54,038	₱ 47,546
Additions (Note 28)	20,800	15,607
Accretion on lease liabilities (Note 5)	4,579	3,935
Reclassification to lease liabilities classified as held-for-sale	(20)	(87)
Foreign exchange gains - net	33	100
Lease modifications	287	(121)
Termination	(1,216)	(863)
Settlement of obligations	(14,328)	(12,079)
Balances at end of the year	64,173	54,038
Less: Current portion of lease liabilities (Note 27)	8,897	7,335	₱ 5,921
Noncurrent portion of lease liabilities (Note 27)	₱ 55,276	₱ 46,703	₱ 41,625